Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets [abstract]
Cash and cash equivalents	$ 265,568,125	$ 396,389,016	$ 196,369,224	$ 319,014,050
Other financial assets	23,851,496	12,212,588
Other non-financial assets	29,330,418	15,278,558
Trade and other current receivables	372,995,729	275,387,923
Accounts receivable from related parties	5,307,264	5,313,079
Inventories	353,427,061	231,843,261
Biological assets	12,546,705	10,595,029	9,459,071
Current tax assets	26,062,856	10,865,347
Non-current assets of disposal groups classified as held for sale	2,282,720	2,121,327
Total current assets	1,091,372,374	960,006,128
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	174,214,608	335,361,795
Other financial assets	4,951,009	960,780
Other non-financial assets	18,165,719	9,591,141
Trade and other current receivables	237,176,084	183,196,543
Accounts receivable from related parties	5,048,047	5,258,032
Inventories	275,580,687	189,861,432
Biological assets	10,664,235	9,643,482
Current tax assets	24,527,676	3,700,444
Non-current assets of disposal groups classified as held for sale	1,770,547	1,770,547
Total current assets	752,098,612	739,344,196
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	32,325,725	22,294,738	25,497,806
Other financial assets	12,617,110	6,433,101
Other non-financial assets	2,007,542	448,432
Trade and other current receivables	38,729,972	29,115,797
Inventories	85,680,349	58,292,068
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	2,495,431	862,011
Other financial assets	1,413,219	8,177
Other non-financial assets	250,923	110,319
Trade and other current receivables	10,590,738	8,750,745
Accounts receivable from related parties	222,226	17,977
Total current assets	14,972,537	9,749,229
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	50,866,859	30,254,883	7,473,053
Other non-financial assets	7,767,165	4,407,254
Trade and other current receivables	67,465,436	38,907,043
Inventories	61,172,359	29,760,021
Biological assets	1,882,470	951,547
Current tax assets	1,265,406	6,979,388
Non-current assets of disposal groups classified as held for sale	512,173	350,780
Total current assets	190,931,868	111,610,916
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	1,498,157	1,213,256	1,384,395
Other non-financial assets	62,771	42,866
Trade and other current receivables	5,243,169	4,374,350
Inventories	3,001,911	2,001,668
Current tax assets	269,774	185,515
Total current assets	10,075,782	7,817,655
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	1,264,251	2,534,290	2,763,191
Other financial assets	4,676,545	0
Other non-financial assets	91,262	67,345
Trade and other current receivables	7,912,325	6,512,786
Accounts receivable from related parties	281	57
Inventories	10,178,822	8,112,761
Total current assets	24,123,486	17,227,239
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	2,478,706	447,388	$ 1,130,907
Other financial assets	193,613	149,481
Trade and other current receivables	2,216,484	2,511,861
Total current assets	4,888,803	3,108,730
Unidades de Fomento
Current assets [abstract]
Other financial assets	0	4,661,049
Other non-financial assets	865,893	493,523
Trade and other current receivables	2,133,884	554,071
Accounts receivable from related parties	36,710	37,013
Total current assets	3,036,487	5,745,656
Bolivianboliviano [Member]
Current assets [abstract]
Cash and cash equivalents	424,388	3,420,655
Other non-financial assets	119,143	117,678
Trade and other current receivables	1,527,637	1,464,727
Inventories	3,493,282	2,107,379
Total current assets	$ 5,564,450	$ 7,110,439